Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 24 – Variable Interest Entities

ASC 810 defines a VIE as an entity where the equity investors, as a group, lack either (1) the power through voting rights, or similar rights, to direct the activities of an entity that most significantly impact the entity's economic performance, (2) the obligation to absorb the expected losses of the entity, (3) the right to receive the expected residual returns of the entity, or (4) when the equity investors, as a group, do not have sufficient equity at risk for the entity to finance its activities by itself. A variable interest is a contractual ownership, or other interest, that fluctuates with changes in the fair value of the VIE's net assets exclusive of variable interests. Under ASC 810, as amended, a primary beneficiary is required to consolidate a VIE when it has a variable interest in a VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant.

Consolidated Variable Interest Entities

FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking and consumer lending operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights or similar rights to direct the activities that most significantly impact the trusts' economic performance. In situations where the retention of MSR and other retained interests, including residual interests and subordinated bonds, results in FHN potentially absorbing losses or receiving benefits that are significant to the trusts, FHN is considered the primary beneficiary, as it is also assumed to have the power as servicer to most significantly impact the activities of such VIEs. Consolidation of the trusts results in the recognition of the trusts' proceeds as restricted borrowings since the cash flows on the securitized loans can only be used to settle the obligations due to the holders of the trusts' securities. In third quarter 2013, FHN agreed to sell the servicing related to one of these consolidated securitization trusts. Upon closing of this sale in January 2014, the securitization trust was de-consolidated and prospectively considered a non-consolidated VIE.

Included in the December 31, 2013 balance of consolidated proprietary residential mortgage securitizations is a HELOC securitization trust that has entered a rapid amortization period and for which FHN is obligated to provide subordinated funding. During this period, cash payments from borrowers are accumulated to repay outstanding debt securities while FHN continues to make advances to borrowers when they draw on their lines of credit. FHN then transfers the newly generated receivables into the securitization trust and is reimbursed only after other parties in the securitization have received all of the cash flows to which they are entitled. If loan losses requiring draws on the related monoline insurers' policies, which protect bondholders in the securitization, exceed a certain level, FHN may not receive reimbursement for all of the funds advanced to borrowers, as the senior bondholders and the monoline insurers typically have priority for repayment. This securitization trust is currently consolidated by FHN due to FHN's status as the Master Servicer for the securitization and the retention of a significant residual interest. Because the trust is consolidated, amounts funded from monoline insurance policies are considered as additional restricted term borrowings in FHN's Consolidated Statements of Condition.

FHN has established certain rabbi trusts related to deferred compensation plans offered to its employees. FHN contributes employee cash compensation deferrals to the trusts and directs the underlying investments made by the trusts. The assets of these trusts are available to FHN's creditors only in the event that FHN becomes insolvent. These trusts are considered VIEs as there is no equity at risk in the trusts since FHN provided the equity interest to its employees in exchange for services rendered. FHN is considered the primary beneficiary of the rabbi trusts as it has the power to direct the activities that most significantly impact the economic performance of the rabbi trusts through its ability to direct the underlying investments made by the trusts. Additionally, FHN could potentially receive benefits or absorb losses that are significant to the trusts due to its right to receive any asset values in excess of liability payoffs and its obligation to fund any liabilities to employees that are in excess of a rabbi trust's assets.

The following table summarizes VIEs consolidated by FHN as of December 31, 2013 and 2012:

	December 31, 2013		December 31, 2012
	On-Balance Sheet	Rabbi Trusts	On-Balance Sheet	Rabbi Trusts
	Consumer Loan Securitizations	Used for Deferred Compensation Plans	Consumer Loan Securitizations	Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$1,244	N/A	$-	N/A
Loans, net of unearned income	100,790	N/A	119,796	N/A
Less: Allowance for loan losses	4,439	N/A	4,272	N/A
Total net loans	96,351	N/A	115,524	N/A
Other assets	1,892	$64,505	1,869	$60,788
Total assets	$99,487	$64,505	$117,393	$60,788
Liabilities:
Term borrowings	$89,640	N/A	$108,502	N/A
Other liabilities	18	$49,519	24	$49,758
Total liabilities	$89,658	$49,519	$108,526	$49,758

Nonconsolidated Variable Interest Entities

Low Income Housing Partnerships. First Tennessee Housing Corporation (“FTHC”), a wholly-owned subsidiary of FTBNA, makes equity investments as a limited partner in various partnerships that sponsor affordable housing projects utilizing the Low Income Housing Tax Credit (“LIHTC”) pursuant to Section 42 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the limited partnerships include the identification, development, and operation of multi-family housing that is leased to qualifying residential tenants generally within FHN's primary geographic region. LIHTC partnerships are considered VIEs as FTHC, the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. FTHC could absorb losses that are significant to the LIHTC partnerships as it has a risk of loss for its initial capital contributions and funding commitments to each partnership. The general partners are considered the primary beneficiaries as managerial functions give them the power to direct the activities that most significantly impact the partnerships' economic performance and the general partners are exposed to all losses beyond FTHC's initial capital contributions and funding commitments.

New Market Tax Credit LLCs. First Tennessee New Markets Corporation (“FTNMC”), a wholly-owned subsidiary of FTBNA, makes equity investments through wholly-owned subsidiaries as a limited member in various limited liability companies (“LLCs”) that sponsor community development projects utilizing the New Market Tax Credit (“NMTC”) pursuant to Section 45 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the LLCs include providing investment capital for low-income communities within FHN's primary geographic region. A portion of the funding of FTNMC's investment in a NMTC LLC is obtained via a loan from an unrelated third-party that is typically a community development enterprise. The NMTC LLCs are considered VIEs as FTNMC, the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. While FTNMC could absorb losses that are significant to the NMTC LLCs as it has a risk of loss for its initial capital contributions, the managing members are considered the primary beneficiaries as managerial functions give them the power to direct the activities that most significantly impact the NMTC LLCs' economic performance and the managing members are exposed to all losses beyond FTNMC's initial capital contributions.

Small Issuer Trust Preferred Holdings. FTBNA holds variable interests in trusts which have issued mandatorily redeemable preferred capital securities (“trust preferreds”) for smaller banking and insurance enterprises. FTBNA has no voting rights for the trusts' activities. The trusts' only assets are junior subordinated debentures of the issuing enterprises. The creditors of the trusts hold no recourse to the assets of FTBNA. These trusts meet the definition of a VIE as the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. Based on the nature of the trusts' activities and the size of FTBNA's holdings, FTBNA could potentially receive benefits or absorb losses that are significant to the trusts regardless of whether a majority of a trust's securities are held by FTBNA. However, since FTBNA is solely a holder of the trusts' securities, it has no rights which would give it the power to direct the activities that most significantly impact the trusts' economic performance and thus it is not considered the primary beneficiary of the trusts. FTBNA has no contractual requirements to provide financial support to the trusts.

On-Balance Sheet Trust Preferred Securitization. In 2007, FTBNA executed a securitization of certain small issuer trust preferreds for which the underlying trust meets the definition of a VIE as the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entity's economic performance. FTBNA could potentially receive benefits or absorb losses that are significant to the trust based on the size and priority of the interests it retained in the securities issued by the trust. However, since FTBNA did not retain servicing or other decision making rights, FTBNA is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the trust's economic performance. Accordingly, FTBNA has accounted for the funds received through the securitization as a term borrowing in its Consolidated Statements of Condition. FTBNA has no contractual requirements to provide financial support to the trust.

Proprietary Trust Preferred Issuances. FHN has previously issued junior subordinated debt to First Tennessee Capital II (“Capital II”). Capital II is considered a VIE as FHN's capital contributions to this trust are not considered “at risk” in evaluating whether the holders of the equity investments at risk in the trust have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entity's economic performance. FHN is not the trust's primary beneficiary as FHN's capital contributions to the trust are not considered variable interests as they are not “at risk”. Consequently, Capital II is not consolidated by FHN.

Proprietary Residential Mortgage Securitizations. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. While FHN is assumed to have the power as servicer to most significantly impact the activities of such VIEs in situations where FHN does not have the ability to participate in significant portions of a securitization trust's cash flows, it is not considered the primary beneficiary of the trust. Therefore, these trusts are not consolidated by FHN. Upon closing of the servicing sales agreed to in third quarter 2013, FHN's interests in these securitizations will decline substantially.

Agency Residential Mortgage Securitizations. During fourth quarter 2013, FHN completed the sale of substantially all servicing for Agency securitizations resulting in the de-recognition of its interests in these trusts.

Prior to third quarter 2008, FHN transferred first lien mortgages that were included in Agency-sponsored securitizations and retained MSR and in certain situations various other interests. Except for recourse due to breaches of standard representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts held no recourse to the assets of FHN. Additionally, FHN had no contractual requirements to provide financial support to the trusts. The Agencies' or designated third parties' status as Master Servicer and the rights they hold consistent with their guarantees on the securities issued provide them with the power to direct the activities that most significantly impact the trusts' economic performance. Thus, such trusts were not consolidated by FHN as it was not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that were significant to the trusts.

In relation to certain Agency securitizations, FHN purchased the servicing rights on securitized loans from the loan originator and held other retained interests. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. As the Agencies serve as Master Servicer for the securitized loans and hold rights consistent with their guarantees on the securities issued, they have the power to direct the activities that most significantly impact the trusts' economic performance. Thus, FHN was not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that were significant to the trusts. FHN had no contractual requirements to provide financial support to the trusts.

On-Balance Sheet Consumer Loan Securitizations. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its consumer lending operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights or similar rights to direct the activities that most significantly impact the trusts' economic performance. The nonconsolidated proprietary residential mortgage securitizations as of December 31, 2013, consist of two HELOC securitization trusts that have entered a rapid amortization period and for which FHN is obligated to provide subordinated funding. These securitization trusts are not consolidated by FHN as it is not the Master Servicer for the securitizations. FHN's holding of a unilateral call right to reclaim specific assets in the trusts precludes sale accounting for the related securitization transactions. Thus, even though FHN is not the Master Servicer, the related transactions are accounted for as secured borrowings, with the associated loans and secured debt remaining within FHN's Consolidated Financial Statements.

Holdings & Short Positions in Agency Mortgage-Backed Securities. FHN holds securities issued by various Agency securitization trusts. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities' economic performance. FHN could potentially receive benefits or absorb losses that are significant to the trusts based on the nature of the trusts' activities and the size of FHN's holdings. However, FHN is solely a holder of the trusts' securities and does not have the power to direct the activities that most significantly impact the trusts' economic performance, and is not considered the primary beneficiary of the trusts. FHN has no contractual requirements to provide financial support to the trusts.

Commercial Loan Troubled Debt Restructurings. For certain troubled commercial loans, FTBNA restructures the terms of the borrower's debt in an effort to increase the probability of receipt of amounts contractually due. Following a troubled debt restructuring, the borrower entity typically meets the definition of a VIE as the initial determination of whether an entity is a VIE must be reconsidered as events have proven that the entity's equity is not sufficient to permit it to finance its activities without additional subordinated financial support or a restructuring of the terms of its financing. As FTBNA does not have the power to direct the activities that most significantly impact such troubled commercial borrowers' operations, it is not considered the primary beneficiary even in situations where, based on the size of the financing provided, FTBNA is exposed to potentially significant benefits and losses of the borrowing entity. FTBNA has no contractual requirements to provide financial support to the borrowing entities beyond certain funding commitments established upon restructuring of the terms of the debt that allows for preparation of the underlying collateral for sale.

Managed Discretionary Trusts. FHN serves as manager over certain discretionary trusts, for which it makes investment decisions on behalf of the trusts' beneficiaries in return for a reasonable management fee. The trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power, through voting rights or similar rights, to direct the activities that most significantly impact the entities' economic performance. The management fees FHN receives are not considered variable interests in the trusts as all of the requirements related to permitted levels of decision maker fees are met. Therefore, the VIEs are not consolidated by FHN as it is not the trusts' primary beneficiary. FHN has no contractual requirements to provide financial support to the trusts.

The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2013:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$50,253	$-	Other assets
New market tax credit LLCs (b) (c)	22,773	-	Other assets
Small issuer trust preferred holdings (d)	402,307	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	53,951	60,222	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	339,493	-	(g)
On-balance sheet consumer loan securitizations	22,965	221,193	(h)
Holdings of agency mortgage-backed securities (d)	3,401,539	-	(i)
Short positions in agency mortgage-backed securities (f)	N/A	854	Trading liabilities
Commercial loan troubled debt restructurings (j) (k)	62,207	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $43.4 million of current investments and $6.9 million of contractual funding commitments. Only the current investment amount is included in Other assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $60.2 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $70.1 million and $.4 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $7.2 million classified as Trading securities related to proprietary residential mortgage securitizations. Aggregate servicing advances of $261.8 million are classified as Other assets.
  Includes $244.2 million classified as Loans, net of unearned income which are offset by $221.2 million classified as Term borrowings.
  Includes $286.9 million classified as Trading securities and $3.1 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $59.9 million of current receivables and $2.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2012:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships (a) (b)	$53,286	$-	Other assets
New market tax credit LLCs (b) (c)	23,734	-	Other assets
Small issuer trust preferred holdings (d)	445,900	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	58,428	55,746	(e)
Proprietary trust preferred issuances (f)	N/A	206,186	Term borrowings
Proprietary and agency residential mortgage securitizations	421,534	-	(g)
On-balance sheet consumer loan securitizations	14,119	281,680	(h)
Holdings of agency mortgage-backed securities (d)	3,356,061	-	(i)
Short positions in agency mortgage-backed securities (f)	N/A	43	Trading liabilities
Commercial loan troubled debt restructurings (j) (k)	78,408	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

  Maximum loss exposure represents $52.8 million of current investments and $.5 million of contractual funding commitments. Only the current investment amount is included in Other assets.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $55.7 million classified as Term borrowings.
  No exposure to loss due to the nature of FHN's involvement.
  Includes $69.4 million and $30.8 million classified as MSR and $8.3 million and $9.7 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $303.3 million are classified as Other assets.
  Includes $295.8 million classified as Loans, net of unearned income which are offset by $281.7 million classified as Term borrowings.
  Includes $570.3 million classified as Trading securities and $2.8 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $76.3 million of current receivables and $2.1 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

See Note 18 – Contingencies and Other Disclosures for information regarding FHN's repurchase exposure for claims that FHN breached its standard representations and warranties made in connection with the sale of loans to proprietary and agency residential mortgage securitization trusts.